INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of Acquired Intangible Assets

Intangible assets consist of the following:

	Customer	Operating	Operating	Favorable
	relationship	lease	license	lease
	intangibles	intangibles	intangibles	intangibles	Technology	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2020	—	—	510,577	19,385	—	2,527	532,489
Acquisition of subsidiaries (note4)	—	—	5,000	—	—	53	5,053
Addition of software	—	—	—	—	—	1,028	1,028
Foreign Exchange Gain	—	—	—	—	—	7	7
Amortization expenses	—	—	(12,609)	(1,564)	—	(1,583)	(15,756)
Intangible Asset impairment	—	—	—	—	—	—	—
Intangible assets, net at December 31, 2020	—	—	502,968	17,821	—	2,032	522,821

Acquisition of subsidiaries (note4)	—	—	—	—	132,190	1,186	133,376
Addition of software	—	—	—	—	—	31,811	31,811
Foreign Exchange Gain	—	—	—	—	—	—	—
Amortization expenses	—	—	(12,672)	(1,565)	(13,219)	(2,715)	(30,171)
Intangible Asset impairment	—	—	—	—		—	—
Intangible assets, net at December 31, 2021	—	—	490,296	16,256	118,971	32,314	657,837
Intangible assets, net at December 31, 2021, in US$	—	—	76,938	2,551	18,669	5,071	103,229

At December 31, 2021
Intangible assets, cost	32,449	418	526,350	21,010	132,190	43,870	756,287
Less: accumulated amortization	(31,486)	(418)	(36,054)	(4,754)	(13,219)	(11,556)	(97,487)
Less: intangible asset impairment	(963)	—	—	—	—	—	(963)
Intangible assets, net at December 31, 2021	—	—	490,296	16,256	118,971	32,314	657,837
i)	Amortization expenses for intangibles were RMB11,995, RMB15,756 and RMB30,171 (US$4,734) for the years ended December 31, 2019, 2020 and 2021, respectively. Impairment loss on intangible assets was RMB 2,852, nil and nil for network operating segment in several low performance centers and early termination centers as well as idle assets for the years ended December 31, 2019, 2020 and 2021, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

Schedule of Estimated Annual Amortization Expenses

	Amortization
	RMB	US$
2022	34,796	5,460
2023	33,807	5,305
2024	33,566	5,267
2025	33,551	5,265
2026	33,752	5,296